Inventories, Net	12 Months Ended
Dec. 31, 2021
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 8 – INVENTORIES, NET

Inventories, net, consisted of the following:

	December 31, 2021	December 31, 2020
Raw materials	$135,049	128,833
Finished goods	340,798	421,700
Subtotal	475,847	550,533
Less: Inventory allowance	(12,116)	(130,516)
Inventories, net	$463,731	420,017

Inventories include raw material and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the years ended December31, 2021, 2020 and 2019, the Company provided an inventory allowance (reversion) of $(119,995), 123,280 and Nil, respectively.